Calculation of Earnings Per Share (Computation of Basic and Diluted Earnings per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Calculation of Earnings Per Share [Abstract]
Net income	$ 1,302	$ 1,447	$ 1,115	$ 1,292	$ 124	$ 1,009	$ 1,001	$ 924	$ 5,156	$ 3,058	$ 4,216
Weighted-average common shares outstanding									4,801,245	4,240,319	4,192,761
Basic earnings per share	$ 0.27	$ 0.30	$ 0.23	$ 0.27	$ 0.02	$ 0.24	$ 0.24	$ 0.22	$ 1.07	$ 0.72	$ 1.01
Common stock equivalents due to effect of stock options									1,000	1,000
Total weighted-average common shares and equivalents									4,802,175	4,241,265	4,193,129
Diluted earnings per share	$ 0.27	$ 0.30	$ 0.23	$ 0.27	$ 0.02	$ 0.24	$ 0.24	$ 0.22	$ 1.07	$ 0.72	$ 1.01
Anti-dilutive stock options outstanding									401,000	103,000	100,000